Note 16 - Derivative Financial Instruments (Details) - Derivative Not Designated as Hedging Instruments by Account Type - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Interest rate swap contracts	$ 50,402	$ 297,992
Interest rate contracts	202,700	779
Total derivative liabilities	253,102	298,771
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Interest rate swap contracts	50,402	297,992
Interest rate contracts	$ 202,700	$ 779